WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 81.1%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 4.1%
AT&T Inc., Senior Notes	3.800%	2/15/27	$500,000	$481,729
AT&T Inc., Senior Notes	2.300%	6/1/27	1,680,000	1,513,327
AT&T Inc., Senior Notes	1.650%	2/1/28	3,220,000	2,766,719
AT&T Inc., Senior Notes	2.250%	2/1/32	1,550,000	1,229,651
AT&T Inc., Senior Notes	2.550%	12/1/33	420,000	330,347
AT&T Inc., Senior Notes	5.350%	9/1/40	480,000	459,505
AT&T Inc., Senior Notes	5.550%	8/15/41	450,000	444,904
AT&T Inc., Senior Notes	4.350%	6/15/45	352,000	291,958
AT&T Inc., Senior Notes	3.300%	2/1/52	620,000	431,346
AT&T Inc., Senior Notes	3.800%	12/1/57	27,290,000	19,852,892
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	1,150,000	940,901
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	370,000	363,177
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	150,000	140,769
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	360,000	315,275
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	518,000	504,047
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	380,000	337,665
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	780,000	611,819
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	2,040,000	1,702,990
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	3,294,000	2,646,922
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	3,160,000	2,996,995
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,950,000	2,727,444
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	1,320,000	1,315,457
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,830,000	1,268,867
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	210,000	161,456
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	100,000	81,011
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	540,000	348,360
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,400,000	4,003,881
Verizon Communications Inc., Senior Notes	3.875%	3/1/52	3,000,000	2,337,154

Total Diversified Telecommunication Services				50,606,568

Entertainment - 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	320,000	291,782	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	410,000	359,342	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	1,830,000	1,555,575	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	130,000	104,222	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,830,000	1,420,089	(a)

Total Entertainment				3,731,010

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	1

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	2.050%	8/15/50	$710,000	$447,468

Media - 3.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	600,000	590,890
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	700,000	651,601
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	2,000,000	1,904,155
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	540,000	473,861
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	120,000	118,195
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,580,000	3,924,410
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	290,000	196,873
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	400,000	377,372
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	910,000	753,876
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	2,910,000	2,309,489
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	17,000,000	13,686,868
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	500,000	401,447
Comcast Corp., Senior Notes	4.150%	10/15/28	1,220,000	1,184,813
Comcast Corp., Senior Notes	3.400%	4/1/30	280,000	256,281
Comcast Corp., Senior Notes	4.250%	10/15/30	5,280,000	5,095,746

See Notes to Schedule of Investments.

2	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.750%	4/1/40	$330,000	$276,588
Comcast Corp., Senior Notes	4.000%	8/15/47	140,000	114,924
Comcast Corp., Senior Notes	3.969%	11/1/47	1,480,000	1,204,766
Comcast Corp., Senior Notes	3.450%	2/1/50	1,010,000	754,493
Comcast Corp., Senior Notes	2.800%	1/15/51	1,580,000	1,034,636
Comcast Corp., Senior Notes	2.887%	11/1/51	2,000,000	1,337,368
Comcast Corp., Senior Notes	2.937%	11/1/56	2,634,000	1,711,219
Fox Corp., Senior Notes	5.576%	1/25/49	2,120,000	1,905,675
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	270,000	259,135
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	1,720,000	1,761,309
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	140,000	136,258
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	1,310,000	1,162,747
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	42,626

Total Media				43,627,621

Wireless Telecommunication Services - 1.4%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	100,000	94,788
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	540,000	448,281
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,970,000	10,444,432
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	2,820,000	2,247,317
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	270,000	235,206
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,720,000	1,252,947
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	780,000	542,655
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	1,895,000	1,704,690

Total Wireless Telecommunication Services				16,970,316

TOTAL COMMUNICATION SERVICES				115,382,983

CONSUMER DISCRETIONARY - 4.5%
Automobiles - 0.6%
General Motors Co., Senior Notes	6.600%	4/1/36	350,000	354,277
General Motors Co., Senior Notes	5.150%	4/1/38	220,000	194,398
General Motors Co., Senior Notes	6.250%	10/2/43	1,000,000	966,017
General Motors Co., Senior Notes	5.200%	4/1/45	1,000,000	850,164
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	260,000	248,098
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,070,000	1,045,941	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	2,190,000	2,030,615	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	2,000,000	1,803,457	(a)

Total Automobiles				7,492,967

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	3

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$2,000,000	$1,912,209
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	4,920,000	4,546,721
McDonald’s Corp., Senior Notes	3.625%	9/1/49	5,570,000	4,330,387
Sands China Ltd., Senior Notes	5.625%	8/8/25	1,320,000	1,278,816
Sands China Ltd., Senior Notes	2.800%	3/8/27	950,000	794,039
Sands China Ltd., Senior Notes	5.900%	8/8/28	1,000,000	933,825
Sands China Ltd., Senior Notes	3.350%	3/8/29	570,000	465,624

Total Hotels, Restaurants & Leisure				14,261,621

Internet & Direct Marketing Retail - 2.2%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	790,000	757,983
Amazon.com Inc., Senior Notes	3.450%	4/13/29	3,020,000	2,853,232
Amazon.com Inc., Senior Notes	1.500%	6/3/30	1,560,000	1,270,113
Amazon.com Inc., Senior Notes	2.100%	5/12/31	11,180,000	9,343,589
Amazon.com Inc., Senior Notes	3.600%	4/13/32	8,260,000	7,704,722
Amazon.com Inc., Senior Notes	3.875%	8/22/37	510,000	460,014
Amazon.com Inc., Senior Notes	4.050%	8/22/47	500,000	439,698
Amazon.com Inc., Senior Notes	3.100%	5/12/51	4,880,000	3,566,211
Amazon.com Inc., Senior Notes	4.250%	8/22/57	120,000	107,116
Amazon.com Inc., Senior Notes	2.700%	6/3/60	1,580,000	1,001,434

Total Internet & Direct Marketing Retail				27,504,112

Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.300%	4/15/40	1,050,000	852,882
Home Depot Inc., Senior Notes	4.950%	9/15/52	3,520,000	3,488,980
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	820,000	698,139
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	1,200,000	1,169,481

Total Specialty Retail				6,209,482

TOTAL CONSUMER DISCRETIONARY				55,468,182

CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	1,640,000	1,592,330
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,450,000	1,404,808
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	620,000	620,243
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	270,000	249,656
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	410,000	371,187

See Notes to Schedule of Investments.

4	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	$10,720,000	$9,756,515
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	550,000	498,345
Coca-Cola Co., Senior Notes	2.500%	6/1/40	130,000	96,670
Coca-Cola Co., Senior Notes	2.600%	6/1/50	2,020,000	1,394,501
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	350,000	343,263
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	490,000	479,297

Total Beverages				16,806,815

Food & Staples Retailing - 0.1%
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	400,000	331,150
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	1,250,000	1,008,071

Total Food & Staples Retailing				1,339,221

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	200,000	196,822
Mars Inc., Senior Notes	3.200%	4/1/30	2,000,000	1,807,978	(a)

Total Food Products				2,004,800

Tobacco - 2.1%
Altria Group Inc., Senior Notes	4.400%	2/14/26	125,000	122,939
Altria Group Inc., Senior Notes	4.800%	2/14/29	44,000	42,292
Altria Group Inc., Senior Notes	2.450%	2/4/32	840,000	637,975
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,050,000	716,563
Altria Group Inc., Senior Notes	3.700%	2/4/51	9,400,000	6,106,602
BAT Capital Corp., Senior Notes	3.557%	8/15/27	11,180,000	10,206,018
BAT Capital Corp., Senior Notes	7.750%	10/19/32	4,140,000	4,566,010
Cargill Inc., Senior Notes	1.375%	7/23/23	370,000	361,421	(a)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	4,150,000	3,633,736

Total Tobacco				26,393,556

TOTAL CONSUMER STAPLES				46,544,392

ENERGY - 11.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	37,000	36,228

Oil, Gas & Consumable Fuels - 11.9%
Apache Corp., Senior Notes	4.250%	1/15/30	200,000	180,000
Apache Corp., Senior Notes	5.100%	9/1/40	2,000,000	1,647,680
BP Capital Markets America Inc., Senior Notes	3.001%	3/17/52	7,600,000	5,208,018
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	500,000	476,382
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	3,470,000	2,968,292	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	2,446,000	2,026,470	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	5

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Chevron Corp., Senior Notes	3.078%	5/11/50	$1,920,000	$1,435,902
ConocoPhillips, Senior Notes	6.500%	2/1/39	120,000	137,900
Continental Resources Inc., Senior Notes	2.268%	11/15/26	340,000	294,423	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,680,000	1,546,822
Continental Resources Inc., Senior Notes	5.750%	1/15/31	320,000	300,255	(a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,740,000	1,642,894	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	2,570,000	2,450,023	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,450,000	1,484,255
Devon Energy Corp., Senior Notes	4.500%	1/15/30	350,000	328,744
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,380,000	2,305,403
Devon Energy Corp., Senior Notes	4.750%	5/15/42	750,000	654,673
Devon Energy Corp., Senior Notes	5.000%	6/15/45	780,000	699,222
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	5,240,000	4,669,255
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	900,000	758,217
Ecopetrol SA, Senior Notes	5.875%	11/2/51	10,350,000	6,873,551
Energy Transfer LP, Senior Notes	2.900%	5/15/25	2,920,000	2,756,334
Energy Transfer LP, Senior Notes	4.950%	6/15/28	190,000	184,015
Energy Transfer LP, Senior Notes	5.250%	4/15/29	550,000	535,823
Energy Transfer LP, Senior Notes	3.750%	5/15/30	3,040,000	2,697,791
Energy Transfer LP, Senior Notes	5.300%	4/1/44	40,000	34,332
Energy Transfer LP, Senior Notes	5.400%	10/1/47	640,000	553,445
Energy Transfer LP, Senior Notes	6.250%	4/15/49	2,830,000	2,684,976
Energy Transfer LP, Senior Notes	5.000%	5/15/50	750,000	619,311
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	1,710,000	1,631,564
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	450,000	400,725
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	3,420,000	2,960,085
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	320,000	282,527
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	110,000	87,856
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	210,000	155,963
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	2,380,000	1,766,683
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,450,000	1,856,067	(b)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	$4,550,000	$4,489,195
EOG Resources Inc., Senior Notes	4.375%	4/15/30	2,130,000	2,094,977
EOG Resources Inc., Senior Notes	4.950%	4/15/50	5,580,000	5,490,950
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,267,143
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	1,490,000	1,404,154
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	2,060,000	1,796,114
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,720,000	2,456,202
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	12,290,000	9,315,279	(a)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	1,280,000	1,238,392
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	200,000	186,962
MPLX LP, Senior Notes	4.125%	3/1/27	550,000	525,216
MPLX LP, Senior Notes	4.800%	2/15/29	200,000	192,649
MPLX LP, Senior Notes	5.200%	3/1/47	290,000	251,422
MPLX LP, Senior Notes	5.200%	12/1/47	420,000	362,561
MPLX LP, Senior Notes	5.500%	2/15/49	510,000	459,140
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	2,640,000	2,643,511
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	1,500,000	1,397,430
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	200,000	183,456
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,300,000	2,092,023
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	600,000	651,837
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	200,000	219,250
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	200,000	200,744
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	950,000	752,229
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,360,000	2,626,949
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	450,000	348,417
Pertamina Persero PT, Senior Notes	5.625%	5/20/43	4,500,000	4,256,215	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	3,000,000	3,023,445
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,000,000	2,486,683
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,280,000	1,796,378	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,307,000	923,984
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,100,000	677,089
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	520,000	464,377
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	660,000	527,940
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	1,540,000	1,244,746
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	500,000	486,852	(a)
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,000,000	921,393
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,500,000	1,348,672
Shell International Finance BV, Senior Notes	3.250%	4/6/50	1,000,000	745,203

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	7

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	$2,010,000	$1,994,285	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	1,770,000	1,748,008
Targa Resources Corp., Senior Notes	6.250%	7/1/52	290,000	280,768
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	1,800,000	1,641,888
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	2,630,000	2,229,845	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	4,360,000	4,690,638
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	530,000	466,003
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	2,650,000	2,071,767
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	1,380,000	1,324,524
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	300,000	278,772
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	2,680,000	2,391,833
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	400,000	326,790
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	5.041%	1/13/23	150,000	149,703	(b)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	1,870,000	1,769,863
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	280,000	336,172
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	1,470,000	1,317,098

Total Oil, Gas & Consumable Fuels				145,863,014

TOTAL ENERGY				145,899,242

FINANCIALS - 22.7%
Banks - 15.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,850,000	1,777,675	(a)
ABN AMRO Bank NV, Subordinated Notes	4.800%	4/18/26	3,000,000	2,860,489	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	1,400,000	1,392,667
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000	742,054	(b)
Bank of America Corp., Senior Notes	5.000%	1/21/44	2,910,000	2,735,903
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	4,040,000	3,646,774	(b)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	$13,500,000	$10,760,014	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	600,000	495,867	(b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	3,550,000	2,904,758	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	599,000	546,607	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	500,000	463,892	(b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	6,480,000	6,225,981	(b)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,010,000	993,865
Bank of Montreal, Senior Notes	1.850%	5/1/25	990,000	925,926
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	100,000	88,655	(b)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,450,000	3,843,561	(b)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	939,080	(b)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,800,000	6,133,627	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	890,000	837,400	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	1,080,000	992,288	(a)(b)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	5,000,000	4,151,340	(a)(b)
BNP Paribas SA, Subordinated Notes	4.375%	5/12/26	6,490,000	6,176,729	(a)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	6,200,000	5,897,040	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,500,000	2,452,650	(a)
BPCE SA, Subordinated Notes	4.875%	4/1/26	3,000,000	2,865,010	(a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,190,000	2,756,200
Citigroup Inc., Senior Notes	4.650%	7/23/48	980,000	883,964
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	1,820,000	1,493,623	(b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	260,000	227,214	(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	9

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	$14,500,000	$13,816,942	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,300,000	3,247,224
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	630,000	639,896
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	3,840,000	3,700,895
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	363,000	337,794
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	670,000	572,336
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,750,000	2,674,502
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	3,060,000	2,874,564
Cooperatieve Rabobank UA, Senior Notes
(3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	2,110,000	1,810,342	(a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	3,000,000	2,720,142	(a)(b)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	197,116	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	2,440,000	2,264,636	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	2,000,000	1,865,334	(a)(b)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,860,000	1,791,432	(a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	2,880,000	2,637,716	(a)(b)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,810,000	1,762,476
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	2,390,000	2,274,679
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	184,310	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	870,000	855,952
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,000,000	960,654
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	5,920,000	5,128,605	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	270,000	269,219	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,830,000	2,727,549	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	170,000	158,011	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,850,000	2,360,437	(b)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	1,280,000	888,973	(b)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	$380,000	$303,871	(b)
JPMorgan Chase & Co., Senior Notes (4.032% to 7/24/47 then 3 mo. USD LIBOR + 1.460%)	4.032%	7/24/48	2,500,000	2,046,262	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	570,000	536,512	(b)
JPMorgan Chase & Co., Senior Notes (4.912% to 7/25/32 then SOFR + 2.080%)	4.912%	7/25/33	22,705,000	21,910,735	(b)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	1,330,000	1,297,946
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	850,000	788,719
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then SOFR + 2.515%)	2.956%	5/13/31	600,000	501,023	(b)
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,200,000	3,951,132
Lloyds Banking Group PLC, Subordinated Notes	4.582%	12/10/25	467,000	444,103
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	197,938	(b)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	4,000,000	3,748,332	(b)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	919,000	740,153	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	310,000	276,864	(a)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	10,000	9,318	(b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	130,000	111,303	(b)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	13,687,000	12,182,169	(b)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	389,192
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	590,000	563,204
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,590,000	1,381,794
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	3,780,000	3,345,694
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	990,000	808,474

Total Banks				190,467,327

Capital Markets - 5.6%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	290,000	269,493
Credit Suisse AG, Senior Notes	3.625%	9/9/24	550,000	506,270
Credit Suisse AG, Senior Notes	3.700%	2/21/25	1,380,000	1,257,209
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	12,760,000	9,684,882	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	11

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	$730,000	$640,372	(a)(b)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	340,000	336,189
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	1,740,000	1,583,298
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	1,980,000	1,404,222	(b)
Goldman Sachs Group Inc., Senior Notes (3.436% to 2/24/42 then SOFR + 1.632%)	3.436%	2/24/43	5,980,000	4,541,714	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,000,000	940,315	(b)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	420,000	311,864	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,330,000	1,305,063
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,540,000	1,652,366
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,010,000	964,665
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	500,000	449,969	(a)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	3,710,000	3,113,179	(b)
Morgan Stanley, Senior Notes (3.737% to 4/24/23 then 3 mo. USD LIBOR + 0.847%)	3.737%	4/24/24	3,980,000	3,952,914	(b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	16,200,000	17,242,267	(b)
UBS Group AG, Senior Notes	4.125%	9/24/25	1,440,000	1,398,106	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	14,060,000	13,127,944	(a)
UBS Group AG, Senior Notes (3.126% to 8/13/29 then 3 mo. USD LIBOR + 1.468%)	3.126%	8/13/30	4,040,000	3,443,476	(a)(b)

Total Capital Markets				68,125,777

Diversified Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	1,020,000	984,393
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,450,000	1,275,673
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	1,130,000	955,542
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	690,000	550,394

See Notes to Schedule of Investments.

12	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services - (continued)
Blackstone Holdings Finance Co. LLC, Senior Notes	5.000%	6/15/44	$500,000	$451,558	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	400,000	359,041	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	380,000	352,065	(a)
Vanguard Group Inc.	3.050%	8/22/50	8,550,000	5,651,134	(c)(d)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	1,440,000	1,340,231

Total Diversified Financial Services				11,920,031

Insurance - 0.6%
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	413,000	307,620
MetLife Inc., Senior Notes	4.050%	3/1/45	500,000	423,754
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	900,000	841,923	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	7,580,000	6,395,436	(a)

Total Insurance				7,968,733

TOTAL FINANCIALS				278,481,868

HEALTH CARE - 8.8%
Biotechnology - 2.6%
AbbVie Inc., Senior Notes	3.800%	3/15/25	1,350,000	1,321,667
AbbVie Inc., Senior Notes	3.600%	5/14/25	1,080,000	1,051,064
AbbVie Inc., Senior Notes	2.950%	11/21/26	1,450,000	1,358,431
AbbVie Inc., Senior Notes	3.200%	11/21/29	9,410,000	8,600,332
AbbVie Inc., Senior Notes	4.400%	11/6/42	6,270,000	5,607,663
AbbVie Inc., Senior Notes	4.875%	11/14/48	8,190,000	7,711,404
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,210,000	2,140,545
Gilead Sciences Inc., Senior Notes	4.800%	4/1/44	400,000	376,881
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	2,700,000	2,486,706
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	660,000	616,478
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	450,000	407,956
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	710,000	627,235

Total Biotechnology				32,306,362

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	13

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	$2,660,000	$2,678,663
Abbott Laboratories, Senior Notes	4.900%	11/30/46	6,130,000	6,159,945
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	357,000	327,876

Total Health Care Equipment & Supplies				9,166,484

Health Care Providers & Services - 4.2%
Cigna Corp., Senior Notes	4.125%	11/15/25	280,000	275,547
Cigna Corp., Senior Notes	4.375%	10/15/28	700,000	682,924
Cigna Corp., Senior Notes	4.800%	8/15/38	1,680,000	1,587,437
Cigna Corp., Senior Notes	3.400%	3/15/50	8,900,000	6,448,677
CVS Health Corp., Senior Notes	4.300%	3/25/28	438,000	426,081
CVS Health Corp., Senior Notes	2.125%	9/15/31	590,000	472,089
CVS Health Corp., Senior Notes	5.125%	7/20/45	4,030,000	3,767,834
CVS Health Corp., Senior Notes	4.250%	4/1/50	5,590,000	4,613,273
Elevance Health Inc., Senior Notes	3.650%	12/1/27	2,990,000	2,846,336
Elevance Health Inc., Senior Notes	4.100%	5/15/32	4,100,000	3,866,903
Humana Inc., Senior Notes	3.150%	12/1/22	170,000	170,000
Humana Inc., Senior Notes	3.950%	3/15/27	2,130,000	2,054,697
Humana Inc., Senior Notes	3.700%	3/23/29	1,350,000	1,244,205
Humana Inc., Senior Notes	2.150%	2/3/32	2,190,000	1,728,887
Humana Inc., Senior Notes	4.950%	10/1/44	2,470,000	2,294,573
Humana Inc., Senior Notes	4.800%	3/15/47	2,000,000	1,799,200
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	7,140,000	6,865,580
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	3,240,000	3,124,320
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	1,140,000	1,077,813
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	130,000	114,442
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	1,020,000	917,983
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	780,000	623,237
UnitedHealth Group Inc., Senior Notes	5.875%	2/15/53	1,530,000	1,695,509
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,620,000	3,211,996

Total Health Care Providers & Services				51,909,543

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,767,000	2,593,336
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	2,000,000	1,781,043
Pfizer Inc., Senior Notes	1.700%	5/28/30	150,000	124,313
Pfizer Inc., Senior Notes	2.550%	5/28/40	2,270,000	1,694,238
Pfizer Inc., Senior Notes	4.000%	3/15/49	6,700,000	5,966,643

See Notes to Schedule of Investments.

14	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands BV, Senior Notes	2.800%	7/21/23	$510,000	$497,977
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,177,800

Total Pharmaceuticals				14,835,350

TOTAL HEALTH CARE				108,217,739

INDUSTRIALS - 7.0%
Aerospace & Defense - 5.1%
Boeing Co., Senior Notes	1.433%	2/4/24	4,430,000	4,230,111
Boeing Co., Senior Notes	2.500%	3/1/25	500,000	471,014
Boeing Co., Senior Notes	2.196%	2/4/26	2,150,000	1,955,335
Boeing Co., Senior Notes	3.100%	5/1/26	500,000	466,396
Boeing Co., Senior Notes	2.800%	3/1/27	630,000	571,031
Boeing Co., Senior Notes	3.200%	3/1/29	1,960,000	1,725,105
Boeing Co., Senior Notes	5.150%	5/1/30	1,870,000	1,826,813
Boeing Co., Senior Notes	3.250%	2/1/35	3,150,000	2,392,513
Boeing Co., Senior Notes	5.705%	5/1/40	1,500,000	1,431,539
Boeing Co., Senior Notes	3.750%	2/1/50	860,000	604,835
Boeing Co., Senior Notes	5.805%	5/1/50	16,100,000	15,215,995
General Dynamics Corp., Senior Notes	4.250%	4/1/40	80,000	74,440
General Dynamics Corp., Senior Notes	4.250%	4/1/50	4,140,000	3,781,329
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	950,000	875,336
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	2,380,000	2,264,223
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	5,000,000	4,826,135
Lockheed Martin Corp., Senior Notes	4.090%	9/15/52	16,160,000	14,048,141
Northrop Grumman Corp., Senior Notes	4.030%	10/15/47	4,750,000	4,034,356
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	110,000	106,697
Raytheon Technologies Corp., Senior Notes	4.050%	5/4/47	2,430,000	2,041,399

Total Aerospace & Defense				62,942,743

Airlines - 0.1%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,500,000	1,424,107
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	150,000	146,196	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior
Secured Notes	4.750%	10/20/28	150,000	142,288	(a)

Total Airlines				1,712,591

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	15

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Building Products - 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	$760,000	$649,100
Carrier Global Corp., Senior Notes	2.700%	2/15/31	110,000	92,035
Carrier Global Corp., Senior Notes	3.577%	4/5/50	60,000	44,097

Total Building Products				785,232

Commercial Services & Supplies - 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	30,000	28,775

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	500,000	430,651
3M Co., Senior Notes	3.050%	4/15/30	540,000	482,681
3M Co., Senior Notes	3.250%	8/26/49	4,650,000	3,383,503

Total Industrial Conglomerates				4,296,835

Machinery - 0.3%
Deere & Co., Senior Notes	3.750%	4/15/50	3,780,000	3,277,242
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	250,000	234,371

Total Machinery				3,511,613

Road & Rail - 0.5%
Norfolk Southern Corp., Senior Notes	3.850%	1/15/24	250,000	247,326
Union Pacific Corp., Senior Notes	2.891%	4/6/36	2,110,000	1,706,880
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,930,000	2,321,995
Union Pacific Corp., Senior Notes	3.750%	2/5/70	1,680,000	1,255,541

Total Road & Rail				5,531,742

Trading Companies & Distributors - 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	550,000	519,431

Transportation Infrastructure - 0.5%
DP World Ltd., Senior Notes	5.625%	9/25/48	7,000,000	6,360,956	(a)

TOTAL INDUSTRIALS				85,689,918

INFORMATION TECHNOLOGY - 5.0%
IT Services - 1.6%
Mastercard Inc., Senior Notes	3.650%	6/1/49	15,040,000	12,666,997
Visa Inc., Senior Notes	4.300%	12/14/45	7,985,000	7,485,524

Total IT Services				20,152,521

Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	2,100,000	1,736,602
Broadcom Inc., Senior Notes	4.150%	11/15/30	709,000	637,497
Broadcom Inc., Senior Notes	3.137%	11/15/35	1,180,000	875,528	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	90,000	65,643	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	959,000	842,603	(a)
Intel Corp., Senior Notes	4.750%	3/25/50	1,950,000	1,757,505
Intel Corp., Senior Notes	3.050%	8/12/51	820,000	559,457
KLA Corp., Senior Notes	4.650%	7/15/32	500,000	495,558

See Notes to Schedule of Investments.

16	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/50	$3,900,000	$3,029,881
NVIDIA Corp., Senior Notes	3.700%	4/1/60	2,150,000	1,635,787
Texas Instruments Inc., Senior Notes	3.650%	8/16/32	2,650,000	2,478,429
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	700,000	622,299
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	2,880,000	2,391,213

Total Semiconductors & Semiconductor Equipment				17,128,002

Software - 1.7%
Oracle Corp., Senior Notes	1.650%	3/25/26	5,490,000	4,930,527
Oracle Corp., Senior Notes	2.950%	4/1/30	400,000	343,732
Oracle Corp., Senior Notes	3.250%	5/15/30	5,490,000	4,795,466
Workday Inc., Senior Notes	3.500%	4/1/27	2,590,000	2,449,892
Workday Inc., Senior Notes	3.700%	4/1/29	4,460,000	4,110,865
Workday Inc., Senior Notes	3.800%	4/1/32	5,450,000	4,874,570

Total Software				21,505,052

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	3.950%	8/8/52	3,864,000	3,391,490

TOTAL INFORMATION TECHNOLOGY				62,177,065

MATERIALS - 3.5%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	720,000	705,283	(a)

Metals & Mining - 2.4%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	280,000	271,352	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	3,600,000	3,378,440	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	6,750,000	6,827,873
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	1,000,000	1,012,503
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,540,000	4,973,951
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	490,000	482,287	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	9,380,000	8,804,443
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	870,000	782,937
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,639,000	2,730,552

Total Metals & Mining				29,264,338

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	17

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 1.0%
Celulosa Arauco y Constitucion SA, Senior Notes	5.500%	4/30/49	$7,500,000	$6,269,888	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,880,000	3,855,187
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	3,000,000	2,510,855

Total Paper & Forest Products				12,635,930

TOTAL MATERIALS				42,605,551

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	1,910,000	1,810,428	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	400,000	280,148	(a)

TOTAL REAL ESTATE				2,090,576

UTILITIES - 4.3%
Electric Utilities - 4.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	2,400,000	1,963,512	(a)
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	700,000	489,183
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	9,960,000	9,404,630
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	13,220,000	11,672,864
MidAmerican Energy Co., First Mortgage Bonds	3.950%	8/1/47	3,751,000	3,109,355
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	1,610,000	1,370,909
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	580,000	377,048
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	5/15/47	8,000,000	6,595,500	(e)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.250%	1/25/49	5,000,000	4,647,859	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.875%	7/17/49	4,450,000	3,484,461	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.375%	2/5/50	5,500,000	4,004,381	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.000%	6/30/50	8,660,000	6,080,625	(a)

TOTAL UTILITIES				53,200,327

TOTAL CORPORATE BONDS & NOTES (Cost - $1,059,019,644)				995,757,843

See Notes to Schedule of Investments.

18	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 8.1%
Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	$3,610,000	$2,802,842

Colombia - 2.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	38,670,000	25,660,643

Indonesia - 0.4%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,210,000	5,585,635

Israel - 0.5%
Israel Government International Bond, Senior Notes	4.125%	1/17/48	7,060,000	6,170,059

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	4,290,000	3,839,550	(a)

Mexico - 3.4%
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	53,510,000	41,292,473

Panama - 0.7%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	11,270,000	8,406,824

Russia - 0.1%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	1,200,000	735,000	*(e)(f)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	620,000	620,686
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	2,270,000	2,471,068
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	2,000,000	1,977,006

Total Uruguay				5,068,760

TOTAL SOVEREIGN BONDS (Cost - $92,727,240)				99,561,786

ASSET-BACKED SECURITIES - 4.8%
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	5.243%	4/20/31	2,530,000	2,490,475	(a)(b)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	5.423%	1/20/32	1,000,000	981,085	(a)(b)(g)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	5.339%	4/15/34	9,440,000	9,108,035	(a)(b)

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	19

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	5.243%	4/20/31	$3,000,000	$2,941,510	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2013-4A CRR (3 mo. USD LIBOR + 1.750%)	5.829%	1/15/31	500,000	463,635	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	5.408%	7/27/31	1,983,665	1,946,464	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	5.943%	4/20/29	3,000,000	2,921,390	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	5.929%	10/15/31	1,000,084	995,911	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	5.288%	4/23/29	1,874,794	1,855,594	(a)(b)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.119%	4/15/34	2,390,000	2,304,547	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	5.525%	10/29/29	1,178,167	1,165,123	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	5.089%	4/15/31	4,000,000	3,923,354	(a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	5.593%	1/20/33	660,000	643,483	(a)(b)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	5.865%	11/30/32	700,000	689,137	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,500,000	1,319,250	(a)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	5.399%	1/15/32	870,000	857,660	(a)(b)
MKS CLO Ltd., 2017-2A A (3 mo. USD LIBOR + 1.190%)	5.433%	1/20/31	2,250,000	2,217,923	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	5.843%	10/20/30	2,680,000	2,575,151	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.650%	2/14/31	10,940,000	10,736,770	(a)(b)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	6.043%	4/20/32	2,000,000	1,955,747	(a)(b)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	5.283%	4/20/34	1,530,000	1,474,691	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.455%	7/24/32	2,610,000	2,551,771	(a)(b)

See Notes to Schedule of Investments.

20	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	5.545%	10/24/34	$2,490,000	$2,403,746	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	5.569%	7/15/32	510,000	490,875	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $60,541,493)				59,013,327

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
U.S. Government Obligations - 0.1%
U.S. Treasury Bonds	3.000%	2/15/48	1,020,000	859,788	(h)
U.S. Treasury Bonds	1.625%	11/15/50	250,000	154,527

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,261,021)				1,014,315

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,213,549,398)				1,155,347,271

			SHARES
SHORT-TERM INVESTMENTS - 2.1%
BNY Mellon Cash Reserve Fund (Cost - $25,422,942)	1.800%		25,422,942	25,422,942	(i)

TOTAL INVESTMENTS - 96.2% (Cost - $1,238,972,340)				1,180,770,213
Other Assets in Excess of Liabilities - 3.8%				46,887,695

TOTAL NET ASSETS - 100.0%				$1,227,657,908

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The coupon payment on this security is currently in default as of November 30, 2022.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2022, the total market value of investments in Affiliated Companies was $981,085 and the cost was $1,000,000 (Note 2).

(h)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(i)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	21

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	599	3/23	$122,866,232	$123,010,266	$144,034
U.S. Treasury Long-Term Bonds	1,524	3/23	192,441,379	193,548,000	1,106,621
U.S. Treasury Ultra 10-Year Notes	47	3/23	5,567,378	5,623,844	56,466

					1,307,121

Contracts to Sell:
U.S. Treasury 5-Year Notes	398	3/23	43,059,328	43,210,983	(151,655)
U.S. Treasury 10-Year Notes	2,394	3/23	270,162,340	271,719,000	(1,556,660)
U.S. Treasury Ultra Long- Term Bonds	449	3/23	62,129,598	61,190,281	939,317

					(768,998)

Net unrealized appreciation on open futures contracts					$538,123

At November 30, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$1,255,440,000	12/20/27	1.000% quarterly	$13,684,556	$(797,088)	$14,481,644

See Notes to Schedule of Investments.

22	Western Asset SMASh Series C Fund 2022 Quarterly Report

WESTERN ASSET SMASH SERIES C FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2022

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series C Fund 2022 Quarterly Report	23

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series C Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

24

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

25

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$272,830,734	$5,651,134	$278,481,868
Other Corporate Bonds & Notes	—	717,275,975	—	717,275,975
Sovereign Bonds	—	99,561,786	—	99,561,786
Asset-Backed Securities	—	59,013,327	—	59,013,327
U.S. Government & Agency Obligations	—	1,014,315	—	1,014,315

Total Long-Term Investments	—	1,149,696,137	5,651,134	1,155,347,271

Short-Term Investments†	—	25,422,942	—	25,422,942

Total Investments	—	$1,175,119,079	$5,651,134	$1,180,770,213

Other Financial Instruments:
Futures Contracts††	$2,246,438	—	—	$2,246,438
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	$14,481,644	—	14,481,644

Total Other Financial Instruments	$2,246,438	$14,481,644	—	$16,728,082

Total	$2,246,438	$1,189,600,723	$5,651,134	$1,197,498,295

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,708,315	—	—	$1,708,315

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in securities issued by Benefit Street Partners, a wholly-owned subsidiary of Franklin Resources. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2022. The following transactions were effected in such company for the period ended November 30, 2022.

	Affiliate Value at February 28, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$1,000,494	—	—	—	—

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$23,928	$(19,409)	$981,085

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